Goodwill	12 Months Ended
Dec. 31, 2019
Reconciliation of changes in goodwill [abstract]
Goodwill

14	Goodwill

The change in carrying value is as follows:

	Cost	Accumulated impairment loss	Carrying amount
	$	$	$
At January 1, 2018	8,613	—	8,613
Impact of foreign exchange rate changes	(403)	—	(403)
At December 31, 2018	8,210	—	8,210
Impact of foreign exchange rate changes	(160)	—	(160)
At December 31, 2019	8,050	—	8,050

Management’s evaluation of impairment in goodwill is based on fair value less costs of disposal based on the Company’s market capitalization at December 31, 2019, its issued and outstanding common shares less estimated cost of disposal of approximately $1,100. In the prior year the Company’s methodology incorporated estimates of its licensee’s projected sales of Macrilen™ (both units and selling price), annual revenue growth rate, growth in operating expenses, the effect of future costs of the PIP and discount rate for generating the Company’s net present value. There was no impairment assessed at December 31, 2019.